Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Abstract]
Accounts receivable	$ 2,240	$ 1,389
Prepaid expenses	1,120	3,485
Prepaid fees and commissions	325	349
Interest receivable - deposits	751	12
IT projects under development	425	510
Severance fund	2,026	1,981
Other	481	704
Other assets	$ 7,368	$ 8,430